Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2018
The Plan
Share-Based Compensation
Summary of awards granted
Awards	Number	Grant date	Expiry date	Exercise price	Fair value at grant date
RSUs	149,786	April 2, 2018	n/a	n/a	$16.30
SARs	416,458	April 2, 2018	April 2, 2028	$16.30	$5.3001

SARs
Share-Based Compensation
Summary of significant assumptions used to estimate the fair value

Inputs into the model

Grant date share closing price	$16.30
Exercise price	$16.30
Expected volatility	44.5%
Expected term	6 years
Risk-free interest rate for the period similar to the expected term	2.61%

Summary of activity

	Number of awards	Weighted average exercise price per share	Weighted average share price at the date of exercise	Weighted average contractual life	Aggregate fair value
SARs
Outstanding as of January 1, 2018	2,031,279	14.59	—	7.68	7,874
Granted during the period	416,458	—	—	—	2,207
Exercised during the period	(12,878)	—	18.06	—	(47)
Forfeited during the period	(3,333)	—	—	—	(12)
Expired during the period	(12,198)	—	—		(72)

Outstanding as of June 30, 2018	2,419,328	14.86	—	7.63	9,950

RSUs
Share-Based Compensation
Summary of activity

	Number of awards	Weighted average exercise price per share	Weighted average share price at the date of exercise	Weighted average contractual life	Aggregate fair value
RSUs
Outstanding as of January 1, 2018	425,702	—	—	1.39	5,636
Granted during the period	149,786	—	—	—	2,441
Forfeited during the period	(1,179)	—	—	—	(14)
Vested during the period	(86,136)	—	—	—	(1,655)

Outstanding as of June 30, 2018	488,173	—	—	1.63	6,408

GasLog Partners' Plan
Share-Based Compensation
Summary of awards granted
Awards	Number	Grant date	Expiry date	Fair value at grant date
RCUs	24,608	April 2, 2018	n/a	$ 23.40
PCUs	24,608	April 2, 2018	n/a	$ 23.40

RCUs
Share-Based Compensation
Summary of activity

	Number of awards	Weighted average contractual life	Aggregate fair value
RCUs
Outstanding as of January 1, 2018	67,475	1.38	1,429
Granted during the period	24,608	—	576
Vested during the period	(16,999)	—	(410)

Outstanding as of June 30, 2018	75,084	1.75	1,595

PCUs
Share-Based Compensation
Summary of activity

	Number of awards	Weighted average contractual life	Aggregate fair value
PCUs
Outstanding as of January 1, 2018	67,475	1.38	1,429
Granted during the period	24,608	—	576
Vested during the period	(16,999)	—	(410)

Outstanding as of June 30, 2018	75,084	1.75	1,595